Short-term Investments and Financial Instruments (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			66 Months Ended	102 Months Ended	108 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012
Short-term Investments and Financial Instruments [Abstract]
Short-term investments					$ 6,100,000	$ 0			$ 6,100,000
Assets:
Cash and cash equivalents	3,689,000		3,689,000		9,244,000	11,972,000			9,244,000	3,689,000
Short-term investments	0		0		6,066,000				6,066,000	0
Total fair value of assets	3,689,000		3,689,000		15,310,000				15,310,000	3,689,000
Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance			2,511,000
Change in fair value of warrant liability			691,000
Balance	1,820,000		1,820,000		2,511,000				2,511,000	1,820,000
Impairment of property and equipment	0	0	0	0	7,371,000	0	0	0	7,371,000	7,371,000
Charge related to fair value of liability					1,800,000
Charge related to termination benefits					1,700,000		900,000
U.S. government agency funds [Member]
Assets:
Short-term investments					4,021,000				4,021,000
Corporate securities [Member]
Assets:
Short-term investments					2,045,000				2,045,000
Warrant liability [Member]
Liabilities:
Warrant liability	1,820,000		1,820,000		2,511,000				2,511,000	1,820,000
Quoted prices in active markets for identical assets (Level 1) [Member]
Assets:
Cash and cash equivalents	3,689,000		3,689,000		9,244,000	11,972,000			9,244,000	3,689,000
Short-term investments	0		0		6,066,000				6,066,000	0
Total fair value of assets	3,689,000		3,689,000		15,310,000				15,310,000	3,689,000
Quoted prices in active markets for identical assets (Level 1) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments					4,021,000				4,021,000
Quoted prices in active markets for identical assets (Level 1) [Member] | Corporate securities [Member]
Assets:
Short-term investments					2,045,000				2,045,000
Quoted prices in active markets for identical assets (Level 1) [Member] | Warrant liability [Member]
Liabilities:
Warrant liability	0		0		0				0	0
Significant other observable inputs (Level 2) [Member]
Assets:
Cash and cash equivalents	0		0		0	0			0	0
Short-term investments	0		0		0				0	0
Total fair value of assets	0		0		0				0	0
Significant other observable inputs (Level 2) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments					0				0
Significant other observable inputs (Level 2) [Member] | Corporate securities [Member]
Assets:
Short-term investments					0				0
Significant other observable inputs (Level 2) [Member] | Warrant liability [Member]
Liabilities:
Warrant liability	0		0		0				0	0
Significant unobservable inputs (Level 3) [Member]
Assets:
Cash and cash equivalents	0		0		0	0			0	0
Short-term investments	0		0		0				0	0
Total fair value of assets	0		0		0				0	0
Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				0	0	314,000
Issuance of additional warrants					16,947,000	0
Change in fair value of warrant liability					(14,436,000)	(191,000)
Reclassification of warrant liability to stockholders' equity						(123,000)
Balance					2,511,000	0			2,511,000
Significant unobservable inputs (Level 3) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments					0				0
Significant unobservable inputs (Level 3) [Member] | Corporate securities [Member]
Assets:
Short-term investments					0				0
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member]
Liabilities:
Warrant liability	$ 1,820,000		$ 1,820,000		$ 2,511,000				$ 2,511,000	$ 1,820,000